Commitments (Tables)	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases as of March 31, 2014 and 2013 were as follows:

	March 31, 2014	March 31, 2013
	US$	US$
Payable:
Within one year	381,394	754,386
Over one year but not exceeding two years	352,290	374,706
Over two years but not exceeding three years	352,290	352,478
Over three years but not exceeding four years	352,290	352,478
Over four years but not exceeding five years	352,290	352,478
Over five years	8,572,401	8,929,433

	10,362,955	11,115,959

Schedule of Future Minimum Rentals Receivable under Non-Cancelable Operating Leases

Future minimum rentals receivable under non-cancelable operating leases are as of March 31, 2014 and 2013 were as follows:

	March 31, 2014	March 31, 2013
	US$	US$
Receivable:
Within one year	511,923	321,057